[LETTERHEAD OF SUTHERLAND ASBILL & BRENNAN LLP]

THOMAS E. BISSET
DIRECT LINE: 202.383.0118
E-mail: thomas.bisset@sutherland.com

                          October 5, 2015


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:    MEMBERS Life Insurance Company
             MEMBERS Horizon Variable Separate Account
             Initial Registration Statement on Form N-4
             File No. 811-23092

Commissioners:

      On behalf of MEMBERS Life Insurance Company (the "Company") and MEMBERS Horizon Variable Separate Account, attached for transmission under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, is an initial registration statement on Form N-4 (the "Registration Statement") for variable separate account interests made available under certain flexible premium deferred variable and index-linked annuity contracts (the "Contracts"). Concurrent with the filing of the Registration Statement, the Company is filing an initial registration statement on Form S-1 to register under the Securities Act risk control account interests made available under the Contracts.

      Please contact the undersigned at the above number, Stephani Hildebrandt at (202) 383-0845 or Katie Sabo at (202) 383-0949 if you have any questions or comments regarding this filing.

                                                            Sincerely,

                                                            /S/ Thomas E. Bisset
                                                            --------------------
                                                            Thomas E. Bisset

Attachments
cc:   Ross Hansen
      Steve Roth
      Stephani Hildebrandt
      Katie Sabo

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